SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Total derivatives	$ 0	$ 9
Other Accounts Receivable and Prepaid Expenses [Member]
ASSETS
Derivatives not designated as hedging	$ 0	$ 9